Equity Investments (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments
The following table summarizes our equity investments at December 31, 2015 and 2014:

		Millions of Dollars
	Percentage Ownership	Carrying Value
		2015	2014

Sand Hills	33.34%	$430.5	—
Southern Hills	33.34	212.9	—
Explorer	19.46	102.4	—
Phillips 66 Partners Terminal	70.00	77.0	—
Paradigm Pipeline LLC	50.00	52.5	—
Bayou Bridge Pipeline	40.00	69.6	—
Total equity investments		$944.9	—

Schedule Of Earnings From Equity Investments
Earnings from our equity investments for the years ended December 31, 2015 and 2014 were as follows:

	Millions of Dollars
	2015	2014

Sand Hills	$48.3	—
Southern Hills	14.0	—
Explorer	15.1	—
Phillips 66 Partners Terminal	(0.2)	—
Paradigm Pipeline	(0.1)	—
Bayou Bridge Pipeline	—	—
Total equity in earnings of affiliates	$77.1	—

Summary of Financial Information
Summarized 100 percent financial information for all equity investments, combined, was as follows. Although the acquisition of Sand Hills, Southern Hills and Explorer closed on March 2, 2015, and the acquisition of Bayou Bridge Pipeline closed on December 1, 2015, the entire twelve-month periods ended December 31, 2015 and 2014, are presented in the table below for enhanced comparability.

	Millions of Dollars
	2015	2014

Revenues	$713.7	564.3
Income before income taxes	385.7	257.0
Net income	383.9	210.0
Current assets	268.9	205.3
Noncurrent assets	3,106.1	2,688.1
Current liabilities	179.6	180.0
Noncurrent liabilities	446.1	400.9